Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Property, Plant and Equipment

	Freehold land RMB’000	Leasehold land, buildings and improvements RMB’000	Construction in progress RMB’000	Plant and machinery RMB’000	Office furniture, fittings and equipment RMB’000	Motor and transport vehicles RMB’000	Total RMB’000
Cost
At January 1, 2017	13,730	2,351,646	336,151	5,049,756	192,461	114,425	8,058,169
Additions	—	1,109	226,977	7,464	16,763	9,120	261,433
Disposal of subsidiary	—	(107,632)	—	(35,490)	(12,473)	(255)	(155,850)
Disposals	—	(3,310)	—	(10,064)	(3,718)	(5,481)	(22,573)
Transfers	—	81,486	(280,358)	198,872	—	—	—
Write-off	—	(2,385)	(1,674)	(53,792)	(15,307)	(599)	(73,757)
Translation difference	263	1,954	—	88	2,228	(74)	4,459

At December 31, 2017 and January 1, 2018	13,993	2,322,868	281,096	5,156,834	179,954	117,136	8,071,881
Additions	—	2,971	359,574	12,465	20,671	10,214	405,895
Disposals	—	(2,203)	(2,258)	(26,142)	(4,510)	(4,917)	(40,030)
Transfers	—	16,845	(167,900)	151,055	—	—	—
Write-off	—	(185)	(1,056)	(55,709)	(3,512)	(4,843)	(65,305)
Translation difference	437	2,249	732	199	485	93	4,195

At December 31, 2018	14,430	2,342,545	470,188	5,238,702	193,088	117,683	8,376,636

Accumulated depreciation and impairment
At January 1, 2017	467	642,286	—	3,089,199	124,831	74,201	3,930,984
Charge for the year	—	78,347	—	325,979	21,202	6,039	431,567
Disposal of subsidiary	—	(26,031)	—	(15,040)	(9,695)	(240)	(51,006)
Disposals	—	(1,879)	—	(10,191)	(1,798)	(4,733)	(18,601)
Write-off	—	(1,377)	—	(51,087)	(15,012)	(599)	(68,075)
Impairment loss	—	—	1,055	19,790	—	—	20,845
Translation difference	17	104	—	62	1,998	(32)	2,149

At December 31, 2017 and January 1, 2018	484	691,450	1,055	3,358,712	121,526	74,636	4,247,863
Charge for the year	—	77,783	—	338,132	18,832	6,218	440,965 *
Disposals	—	(1,005)	—	(26,471)	(3,582)	(4,555)	(35,613)
Write-off	—	(183)	(1,055)	(54,686)	(3,512)	(4,604)	(64,040)
Impairment loss	—	—	—	30,173	—	—	30,173
Translation difference	15	275	—	124	287	45	746

At December 31, 2018	499	768,320	—	3,645,984	133,551	71,740	4,620,094

Net book value
At December 31, 2017	13,509	1,631,418	280,041	1,798,122	58,428	42,500	3,824,018

At December 31, 2018	13,931	1,574,225	470,188	1,592,718	59,537	45,943	3,756,542

US$’000	2,082	235,307	70,281	238,071	8,899	6,868	561,508

*	In 2018, RMB 15.3 million (US$ 2.3 million) (2017: RMB Nil) and RMB 5.4 million (US$ 0.8 million) (2017: RMB Nil) were capitalized as intangible assets and contract assets, respectively.